DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Nov. 01, 2018	Oct. 31, 2018	Jun. 14, 2018	Dec. 30, 2017	Dec. 17, 2012
Debt
Total	$ 202,501				$ 146,180
Less current portion	(148)				(1,329)
Less debt issuance costs	(223)				(177)
Long-term portion	202,130				144,674
Foreign Affiliate Debt
Debt
Total	311				2,058
Senior Notes | Series 2018 C Senior Notes
Debt
Total	$ 40,000
Interest rate (in hundredths)	4.20%			4.20%
Senior Notes | Series 2018 D Senior Notes
Debt
Total	$ 35,000
Interest rate (in hundredths)	4.27%			4.27%
Senior Notes | Series 2012 Senior Notes Tranche A
Debt
Total	$ 35,000				35,000
Interest rate (in hundredths)	3.89%					3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000				40,000
Interest rate (in hundredths)	3.98%					3.98%
Revolving Credit Facility
Debt
Total	$ 42,490				$ 59,422
Maximum borrowing capacity	$ 375,000	$ 375,000	$ 295,000
Interest rate at period end (in hundredths)	3.39%				2.41%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300				$ 3,300
Interest rate at period end (in hundredths)	1.94%				1.08%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt
Total	$ 2,700				$ 2,700
Interest rate at period end (in hundredths)	2.00%				1.14%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt
Total	$ 3,700				$ 3,700
Interest rate at period end (in hundredths)	1.99%				1.13%